Other income/(loss) (net)	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Other income/(loss) (net)
34.	Other income/(loss) (net)

34A.	Accounting policy
Other income includes export and other recurring and
non-recurring
incentives from Government (referred as “incentives”). Government grants are recognized when there is reasonable assurance that the Company will comply with the relevant conditions and the grant will be received.
Government grants are recognized in the consolidated income statement, either on a systematic basis when the Company recognizes, as expenses, the related costs that the grants are intended to compensate or, immediately if the costs have already been incurred. Government grants related to assets are netted off from the carrying value of related assets and amortised over the useful life of the asset.
Government grants related to income are presented as an offset against the related expenditure, and government grants that are awarded as incentives with no ongoing performance obligations to the Company are recognized as income in the period in which the grant is received.

34B.	Other income/(loss) (net) consist of the following:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Miscellaneous income	US$	215.5	Rs.	17,710.8	Rs.	17,624.3	Rs.	13,916.1
Incentives		274.4		22,540.3		13,383.0		12,475.7
Gain / (Loss) on change in fair value of commodity derivatives		(172.2)		(14,148.3)		13,705.7		13,820.9
Dividend income from investments measured at FVTOCI		5.6		464.2		342.2		183.7
Profit on sale of investments measured at FVTPL		37.1		3,048.8		2,137.0		1,772.6
Fair value gain/(loss) on investments measured at FVTPL		11.4		932.7		528.6		199.1

Total	US$	371.8	Rs.	30,548.5	Rs.	47,720.8	Rs.	42,368.1